Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Segment Reporting Information [Line Items]
Operating revenues	$ 587	$ 527	$ 511	$ 375	$ 370	$ 390	$ 357	$ 317	$ 2,000	$ 716	$ 2,000	$ 1,434
Operating (loss) income	8	5	22	(5)	13	14	5	8		14	30	40
Net (loss) income attributable to Regency Energy Partners LP	$ (7)	$ (1)	$ 27	$ 15	$ 13	$ 30	$ 15	$ 14		$ (6)	$ 32	$ 72
Basic net (loss) income per common unit	(0.08)	(0.04)	0.14	0.15	0.06	0.18	0.08	0.08		(0.09)	0.16	0.39
Diluted net (loss) income per common unit	(0.08)	(0.04)	0.10	0.14	0.06	0.09	0.07	0.07		(0.09)	0.13	0.32